Convertible redeemable preferred shares - Conversion rights (Details)	Dec. 15, 2023	Nov. 17, 2023	Nov. 16, 2023
Series F Preferred Shares
Convertible redeemable preferred shares
Conversion ratio	1.3169	1.3169	1